Financial Risk Management - Additional Information (Details) (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 31,987,000,000	$ 18,093,000,000	$ 1,578,000,000
Provision for doubtful trade receivables	1,323,000,000
Provision for other doubtful receivables	292,000,000
Guarantees granted by third parties	10,789,000,000	9,300,000,000	6,277,000,000
Executed guarantees received	2,000,000	$ 1,000,000	$ 2,000,000
Other financial assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 63,911,000,000
Other financial assets [member] | National Government And Direct Agencies Accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of maximum exposure to credit risk	31.00%
Maximum exposure to credit risk	$ (14,911,000,000)
Interest rate risk [member] | U.S. Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	77.00%
Financial loans denominated in foreign currency, value	$ 146,353,000,000
Interest rate risk [member] | Switzerland, Francs [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	3.00%
Financial loans denominated in foreign currency, value	$ 5,785,000,000
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 8,509,000,000
Interest rate risk [member] | LIBOR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	1.40%
Interest rate risk [member] | LIBOR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	7.50%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 31,500,000,000
Interest rate risk [member] | BADLAR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.00%
Interest rate risk [member] | BADLAR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	6.00%
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 31,987,000,000
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	44,454,000,000
Cash	9,672,000,000
Other liquid financial assets	19,066,000,000
Available credit lines with banks	$ 15,716,000,000
Percentage of outstanding loans that are subject to financial covenants related to leverage ratio and debt service coverage ratio	52.00%